Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 13: Income Taxes

Deferred income taxes result from the temporary differences primarily attributable to amortization of intangible assets and debt discount and an accumulation of net operating loss carryforwards for income tax purposes with a valuation allowance against the carryforwards for book purposes.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Included in deferred tax assets are Federal and State net operating loss carryforwards of approximately $64.7 million and $19.5 million, respectively, which will expire through 2040. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Due to significant changes in the Company’s ownership, the Company’s future use of its existing net operating losses may be limited.

For the three months ended March 31, 2026, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Three Months Ended
	March 31, 2026
Expected tax at statutory rates
Federal	$(163,000)	21%
State	76,000	(10)%
Permanent Differences	(2,000)	0%
Temporary difference for derivative gain	1,000	(0)%
Temporary difference for stock compensation	11,000	(1)%
Other	127,000	(16)%
Prior Year True-Ups	-	0%
Current Year Change in Valuation Allowance
Federal	28,000	(4)%
State	(78,000)	10%
Income tax expense	$-	0%

Deferred income taxes reflect the tax impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations.

Deferred income taxes include the net tax effects of net operating loss (NOL) carryforwards and the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of March 31, 2026 and December 31, 2025, significant components of the Company’s deferred tax assets are as follows:

	As of
	March 31, 2026	December 31, 2025
Deferred Tax Assets (Liabilities):
Accrued payroll	$46,000	$141,000
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(57,000)	(57,000)
Stock based compensation	(470,000)	(460,000)
Depreciation	3,000	3,000
Net operating loss	13,235,000	13,102,000
Net deferred tax assets (liabilities)	13,579,000	13,551,000
Valuation allowance	(13,579,000)	(13,551,000)
Net deferred tax assets (liabilities)	$-	$-

Note 15: Income Taxes

Deferred income taxes result from the temporary differences primarily attributable to amortization of intangible assets and debt discount and an accumulation of net operating loss carryforwards for income tax purposes with a valuation allowance against the carryforwards for book purposes.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Included in deferred tax assets are Federal and State net operating loss carryforwards of approximately $64.5 million and $19.3 million, respectively, which will expire through 2040. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Due to significant changes in the Company’s ownership, the Company’s future use of its existing net operating losses may be limited.

For the years ended December 31, 2025 and 2024, the expected tax expense (benefit) based on the U. S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	For the Years Ended December 31,
	2025		2024

Expected tax at statutory rates
Federal	$105,000	21%	$(528,000)	21%
State	(49,000)	(10)%	246,000	(10)%
Permanent Differences	(53,000)	(20)%	(4,000)	0%
Temporary difference for derivative gain	(900,000)	(180)%	945,000	(38)%
Temporary difference for stock compensation	173,000	35%	147,000	(6)%
Other	99,000	19%	474,000	(18)%
Prior Year True-Ups	-	0%	-	0%
Current Year Change in Valuation Allowance
Federal	1,295,000	260%	(2,051,000)	82%
State	(670,000)	(125)%	771,000	(31)%
Income tax expense	$-	0%	$-	0%

Deferred income taxes reflect the tax impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations.

Deferred income taxes include the net tax effects of net operating loss (NOL) carryforwards and the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2025 and 2024, significant components of the Company’s deferred tax assets are as follows:

	As of
	December 31, 2025	December 31, 2024
Deferred Tax Assets (Liabilities):
Accrued payroll	$141,000	$141,000
ASC842-ROU (Liability)	822,000	822,000
Loss from derivatives	(57,000)	(869,000)
Stock based compensation	(460,000)	(304,000)
Depreciation	3,000	3,000
Net operating loss	13,102,000	12,462,000
Net deferred tax assets (liabilities)	13,551,000	12,255,000
Valuation allowance	(13,551,000)	(12,255,000)
Net deferred tax assets (liabilities)	$-	$-